INTANGIBLE ASSETS (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Jan. 24, 2023	Oct. 14, 2019	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022
Number of shares issued, value			$ 8,000	$ 182,000
Amortization expense				$ 2,136	$ 0
Series A Preferred Stock [Member]
Number of shares issued (in shares)		10,000,000
Series A Preferred Stock [Member] | Mr Owens [Member] | Patent Purchase Agreement [Member]
Number of shares issued (in shares)	5,000,000
Number of shares issued, value	$ 82,500